Capital structure - Preference Shares (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jun. 22, 2009	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 15, 2016	Mar. 31, 2015	May 11, 2010
Class of Stock [Line Items]
Preference shares, issued (in shares)	200,000
Preferred stock, dividend rate	8.00%	8.00%	8.00%
Preference shares, par value (in dollars per share)	$ 1,000
Preference shares, liquidation preference (in dollars per share)	$ 1,000
Exercise price of warrants (in dollars per share)			$ 34.72	$ 34.72
Preferred stock, make-whole redemption payment per share (in dollars per share)					$ 1,180.00
Common shares
Class of Stock [Line Items]
Number of securities called by warrants or rights (in shares)	427,960			432,028
Exercise price of warrants (in dollars per share)	$ 70.10			$ 34.72
Contingent value convertible preference shares
Class of Stock [Line Items]
Preference shares, issued (in shares)							826,415
Maximum allowable number of rights (in shares)							10,743,801
Conversion ratio (in shares)						1	0.07692